UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

March 31, 2014

1.799846.110

ANIF-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.8%
Harley-Davidson, Inc.	40,200	$ 2,678
Tesla Motors, Inc. (a)(e)	1,076,724	224,443
		227,121
Distributors - 0.1%
LKQ Corp. (a)	954,000	25,138
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	94,100	2,721
Chipotle Mexican Grill, Inc. (a)	223,424	126,916
Domino's Pizza, Inc.	1,900,400	146,274
Dunkin' Brands Group, Inc.	1,709,800	85,798
Marriott International, Inc. Class A	151,200	8,470
Starbucks Corp.	4,515,406	331,340
Whitbread PLC	894,592	62,073
		763,592
Household Durables - 0.3%
D.R. Horton, Inc.	2,621,724	56,760
Lennar Corp. Class A	305,800	12,116
		68,876
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	755,046	254,088
Liberty Interactive Corp.:
(Venture Group) Series A (a)	54,100	7,051
Series A (a)	2,588,034	74,717
Ocado Group PLC (a)	93,300	716
priceline.com, Inc. (a)	184,767	220,222
Rakuten, Inc.	4,606,500	61,456
TripAdvisor, Inc. (a)	1,942,189	175,943
		794,193
Media - 3.4%
Altice S.A.	311,100	13,861
Charter Communications, Inc. Class A (a)(e)	483,025	59,509
Comcast Corp. Class A	5,734,900	286,860
Discovery Communications, Inc. Class A (a)	814,200	67,334
Legend Pictures LLC (a)(i)(j)	11,303	20,379
Liberty Global PLC:
Class A (a)	728,105	30,289
Class C	792,805	32,275
Liberty Media Corp. Class A (a)	592,665	77,479
The Walt Disney Co.	1,676,800	134,261
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.)	2,082,300	$ 176,975
Weinstein Co. Holdings LLC Class A-1 (a)(i)(j)	2,267	850
		900,072
Specialty Retail - 1.5%
AutoZone, Inc. (a)	28,938	15,543
Cabela's, Inc. Class A (a)	1,029,700	67,456
O'Reilly Automotive, Inc. (a)	70,000	10,387
TJX Companies, Inc.	3,027,400	183,612
Tractor Supply Co.	966,024	68,230
World Duty Free SpA (a)	4,904,461	68,783
		414,011
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA (e)	199,015	5,267
China Hongxing Sports Ltd. (a)	6,000,000	549
Hermes International SCA	34,067	11,339
Michael Kors Holdings Ltd. (a)	553,029	51,581
NIKE, Inc. Class B	3,101,589	229,083
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	2,001,108	229,407
		527,226
TOTAL CONSUMER DISCRETIONARY		3,720,229
CONSUMER STAPLES - 6.4%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	882,661	92,944
Boston Beer Co., Inc. Class A (a)	375,903	91,995
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,627,600	138,297
		323,236
Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	34,900	2,823
Costco Wholesale Corp.	1,159,625	129,507
CVS Caremark Corp.	3,569,177	267,189
Sprouts Farmers Market LLC	76,418	2,753
Walgreen Co.	3,833,274	253,111
		655,383
Food Products - 1.0%
Associated British Foods PLC	2,425,343	112,447
Greencore Group PLC	44,000	202
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	4,156,243	$ 143,598
Want Want China Holdings Ltd.	3,855,000	5,755
		262,002
Household Products - 0.8%
Colgate-Palmolive Co.	3,095,949	200,834
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	3,338,474	223,277
L'Oreal SA	339,501	55,985
		279,262
TOTAL CONSUMER STAPLES		1,720,717
ENERGY - 7.9%
Energy Equipment & Services - 1.9%
Core Laboratories NV	28,400	5,636
Oceaneering International, Inc.	1,468,899	105,555
Schlumberger Ltd.	4,189,627	408,489
		519,680
Oil, Gas & Consumable Fuels - 6.0%
Americas Petrogas, Inc. (a)(g)	836,000	976
Anadarko Petroleum Corp.	2,566,088	217,502
Antero Resources Corp. (e)	1,708,500	106,952
Birchcliff Energy Ltd. (a)	687,100	6,837
Birchcliff Energy Ltd. (a)(g)	585,400	5,825
Cabot Oil & Gas Corp.	3,638,180	123,262
Canadian Natural Resources Ltd.	58,300	2,234
Chevron Corp.	108,772	12,934
Cimarex Energy Co.	22,800	2,716
Concho Resources, Inc. (a)	122,280	14,979
Continental Resources, Inc. (a)	357,022	44,367
Encana Corp.	2,456,600	52,465
EOG Resources, Inc.	1,608,780	315,594
EQT Corp.	376,300	36,490
Exxon Mobil Corp.	330,400	32,273
GoviEx Uranium, Inc. (a)(j)	3,477,000	6,085
Madalena Energy, Inc. (g)	2,200,000	1,353
Noble Energy, Inc.	7,814,200	555,121
Pioneer Natural Resources Co.	28,400	5,315
Rooster Energy Ltd. (a)(f)	9,425,000	2,941
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)	1,107,200	$ 52,340
Tourmaline Oil Corp. (a)(g)	244,300	11,549
TransAtlantic Petroleum Ltd. (a)(g)	32,540	280
		1,610,390
TOTAL ENERGY		2,130,070
FINANCIALS - 19.8%
Banks - 8.8%
Bank of America Corp.	28,961,427	498,137
Bank of Ireland (a)	248,940,628	106,687
Citigroup, Inc.	5,376,670	255,929
JPMorgan Chase & Co.	4,815,100	292,325
M&T Bank Corp. (e)	695,997	84,424
Metro Bank PLC Class A (a)(j)	419,395	9,090
PNC Financial Services Group, Inc.	2,463,889	214,358
Standard Chartered PLC (United Kingdom)	2,538,755	53,054
U.S. Bancorp	5,171,114	221,634
Wells Fargo & Co.	12,774,956	635,426
		2,371,064
Capital Markets - 2.6%
Ameriprise Financial, Inc.	480,839	52,926
BlackRock, Inc. Class A	534,246	168,010
Charles Schwab Corp.	5,076,764	138,748
KKR & Co. LP	1,570,300	35,866
Morgan Stanley	7,020,677	218,835
Oaktree Capital Group LLC Class A	1,105,876	64,318
WisdomTree Investments, Inc. (a)(e)	1,847,211	24,235
		702,938
Consumer Finance - 1.0%
American Express Co.	2,987,047	268,924
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class A (a)	2,278	426,783
McGraw Hill Financial, Inc.	165,400	12,620
		439,403
Insurance - 4.9%
ACE Ltd.	1,189,595	117,841
Admiral Group PLC	428,000	10,189
AIA Group Ltd.	31,238,200	148,207
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	7,075,000	$ 353,821
Direct Line Insurance Group PLC	3,107,900	12,306
Fairfax Financial Holdings Ltd. (sub. vtg.)	229,100	99,474
Genworth Financial, Inc. Class A (a)	4,549,600	80,664
Marsh & McLennan Companies, Inc.	1,312,341	64,698
MetLife, Inc.	4,230,400	223,365
Prudential PLC	957,045	20,265
The Chubb Corp.	1,430,876	127,777
The Travelers Companies, Inc.	489,463	41,653
		1,300,260
Real Estate Investment Trusts - 0.4%
American Tower Corp.	1,399,675	114,591
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	2,847,000	123,702
TOTAL FINANCIALS		5,320,882
HEALTH CARE - 14.4%
Biotechnology - 4.4%
Agios Pharmaceuticals, Inc.	1,174,162	45,968
Amgen, Inc.	1,413,744	174,371
Auspex Pharmaceuticals, Inc.	189,500	5,829
Biogen Idec, Inc. (a)	1,025,886	313,788
BioMarin Pharmaceutical, Inc. (a)	670,845	45,758
CSL Ltd.	2,870,525	185,177
Gilead Sciences, Inc. (a)	5,675,620	402,174
Light Sciences Oncology, Inc. (a)	2,708,254	160
PTC Therapeutics, Inc. (a)	181,100	4,734
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	123
		1,178,082
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	2,173,451	112,563
Boston Scientific Corp. (a)	6,460,815	87,350
C.R. Bard, Inc.	18,100	2,678
Covidien PLC	94,784	6,982
DexCom, Inc. (a)	494,600	20,457
Edwards Lifesciences Corp. (a)	573,400	42,529
High Power Exploration (a)	58,562	39
IDEXX Laboratories, Inc. (a)	33,300	4,043
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	88,300	$ 5,434
The Cooper Companies, Inc.	617,351	84,799
		366,874
Health Care Providers & Services - 1.9%
Cigna Corp.	33,100	2,771
Henry Schein, Inc. (a)	954,062	113,886
UnitedHealth Group, Inc.	4,591,200	376,432
WellPoint, Inc.	107,600	10,712
		503,801
Health Care Technology - 0.9%
Castlight Health, Inc.	1,325,100	25,307
Castlight Health, Inc. Class B (a)	156,000	3,310
Cerner Corp. (a)	3,656,830	205,697
Medidata Solutions, Inc. (a)	16,821	914
		235,228
Life Sciences Tools & Services - 2.6%
Eurofins Scientific SA	467,284	139,856
Fluidigm Corp. (a)(j)	54,026	2,381
Illumina, Inc. (a)	678,344	100,843
Mettler-Toledo International, Inc. (a)	533,823	125,811
PAREXEL International Corp. (a)	1,363,850	73,771
Thermo Fisher Scientific, Inc.	1,328,635	159,755
Waters Corp. (a)	857,555	92,968
		695,385
Pharmaceuticals - 3.2%
AbbVie, Inc.	3,596,029	184,836
Astellas Pharma, Inc.	6,700,200	79,456
Bristol-Myers Squibb Co.	2,182,300	113,370
Johnson & Johnson	2,458,000	241,449
Novo Nordisk A/S Series B	1,725,050	78,545
Ono Pharmaceutical Co. Ltd.	30,300	2,624
Perrigo Co. PLC	711,985	110,116
Valeant Pharmaceuticals International (Canada) (a)	466,118	61,323
		871,719
TOTAL HEALTH CARE		3,851,089
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	153,017	$ 6,159
Precision Castparts Corp.	242,800	61,370
		67,529
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	600,000	58,428
XPO Logistics, Inc. (a)	91,300	2,685
		61,113
Airlines - 0.9%
American Airlines Group, Inc. (a)	2,237,500	81,893
Ryanair Holdings PLC sponsored ADR (a)	1,484,495	87,303
Southwest Airlines Co.	1,189,800	28,091
United Continental Holdings, Inc. (a)	820,400	36,614
		233,901
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	1,522,900	64,084
Toto Ltd.	4,401,000	61,017
		125,101
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	631,400	40,094
Electrical Equipment - 1.4%
Eaton Corp. PLC	1,792,942	134,686
Nidec Corp.	46,200	2,833
OSRAM Licht AG (a)	827,908	53,681
Rockwell Automation, Inc.	1,542,100	192,069
		383,269
Industrial Conglomerates - 0.7%
Danaher Corp.	2,556,168	191,713
Machinery - 0.2%
Cummins, Inc.	17,900	2,667
Fanuc Corp.	275,000	48,504
PACCAR, Inc.	123,016	8,296
		59,467
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	2,406,956	144,321
Road & Rail - 2.7%
Canadian Pacific Railway Ltd. (e)	1,924,932	288,435
Hertz Global Holdings, Inc. (a)	1,973,435	52,572
J.B. Hunt Transport Services, Inc.	690,830	49,684
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	1,248,500	$ 127,422
Union Pacific Corp.	1,164,566	218,542
		736,655
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (g)	320,800	11,963
Class A	1,468,742	54,769
W.W. Grainger, Inc.	210,200	53,109
		119,841
TOTAL INDUSTRIALS		2,163,004
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	244,100	26,028
QUALCOMM, Inc.	3,311,500	261,145
Ubiquiti Networks, Inc. (a)(e)	154,600	7,030
		294,203
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	2,851,553	261,345
Trimble Navigation Ltd. (a)	4,113,100	159,876
		421,221
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	2,527,900	147,149
Dropbox, Inc. (a)(j)	1,289,836	24,637
Facebook, Inc. Class A (a)	7,183,559	432,738
Google, Inc. Class A (a)	871,246	971,016
Naver Corp.	27,325	19,861
Qihoo 360 Technology Co. Ltd. ADR (a)	22,800	2,270
Shutterstock, Inc. (a)	729,200	52,947
SPS Commerce, Inc. (a)(f)	881,200	54,150
Yahoo!, Inc. (a)	2,986,224	107,205
		1,811,973
IT Services - 4.7%
Alliance Data Systems Corp. (a)(e)	309,533	84,332
ASAC II LP (j)	9,408,021	131,128
CGI Group, Inc. Class A (sub. vtg.) (a)	235,005	7,255
Computer Sciences Corp.	813,463	49,475
Fidelity National Information Services, Inc.	1,687,730	90,209
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	1,382,232	$ 78,359
Gartner, Inc. Class A (a)	901,100	62,572
MasterCard, Inc. Class A	2,859,470	213,602
Quindell PLC (e)	65,835,000	40,336
Total System Services, Inc.	2,278,200	69,280
Visa, Inc. Class A	2,040,124	440,381
		1,266,929
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	503,100	32,405
First Solar, Inc. (a)	155,200	10,831
Freescale Semiconductor, Inc. (a)	2,089,430	51,003
GT Advanced Technologies, Inc. (a)(e)	1,451,700	24,751
Integrated Device Technology, Inc. (a)	763,400	9,336
Microchip Technology, Inc. (e)	173,400	8,282
NXP Semiconductors NV (a)	205,200	12,068
SunEdison, Inc. (a)	1,445,400	27,231
Xilinx, Inc.	265,900	14,430
		190,337
Software - 5.6%
Activision Blizzard, Inc.	1,455,453	29,749
Adobe Systems, Inc. (a)	1,208,600	79,453
Concur Technologies, Inc. (a)(e)	883,068	87,486
FireEye, Inc. (e)	57,800	3,559
Microsoft Corp.	18,527,713	759,451
Mu Sigma, Inc. (a)(j)	619,826	18,936
NetSuite, Inc. (a)	441,538	41,871
Oracle Corp.	200,000	8,182
salesforce.com, Inc. (a)	3,317,188	189,378
ServiceNow, Inc. (a)	1,746,743	104,665
Splunk, Inc. (a)	207,736	14,851
Tableau Software, Inc.	165,400	12,584
Trion World Network, Inc.:
warrants 8/10/17 (a)(j)	18,952	0*
warrants 10/3/18 (a)(j)	27,736	0*
Ultimate Software Group, Inc. (a)	542,143	74,274
VMware, Inc. Class A (a)	51,700	5,585
Workday, Inc. Class A (a)	695,931	63,629
		1,493,653
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
SanDisk Corp.	104,400	$ 8,476
TOTAL INFORMATION TECHNOLOGY		5,486,792
MATERIALS - 4.0%
Chemicals - 2.9%
Airgas, Inc.	788,300	83,962
CF Industries Holdings, Inc.	84,400	21,998
Eastman Chemical Co.	1,109,450	95,646
Ecolab, Inc.	1,247,748	134,744
Filtrona PLC	2,391,886	34,792
FMC Corp.	129,500	9,915
Monsanto Co.	1,410,267	160,446
PPG Industries, Inc.	796,359	154,064
Sherwin-Williams Co.	396,136	78,090
		773,657
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	698,520	73,743
Metals & Mining - 0.5%
B2Gold Corp. (a)	19,364,732	52,550
Franco-Nevada Corp.	897,861	41,259
Ivanhoe Mines Ltd. (g)(h)	149,099	232
Tahoe Resources, Inc. (a)	1,331,900	28,156
Tahoe Resources, Inc. (a)(g)	1,074,200	22,708
		144,905
Paper & Forest Products - 0.3%
International Paper Co.	1,648,283	75,623
TOTAL MATERIALS		1,067,928
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
TW Telecom, Inc. (a)	2,419,400	75,630
Verizon Communications, Inc.	10,313,000	490,589
		566,219
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	70,207,126	$ 32,905
TOTAL COMMON STOCKS (Cost $18,823,417)		26,059,835
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (j)	5,575,412	25,758
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(j)	165,366	845
TOTAL CONSUMER DISCRETIONARY		26,603
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (a)(j)	516,522	16,730
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(j)	10,369,703	18,400
TOTAL HEALTH CARE		35,130
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Dropbox, Inc.:
Series A (a)(j)	299,518	5,721
Series C (j)	161,770	3,090
Pinterest, Inc. Series E, 8.00% (j)	2,640,631	38,370
		47,181
Software - 0.1%
Cloudera, Inc. Series F (j)	312,284	4,547
Mobileye NV Series F (j)	398,824	13,919
Trion World Network, Inc.:
8.00% (a)(j)	50,840	92
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C, 8.00% (a)(j)	602,295	$ 1,090
Series C-1, 8.00% (a)(j)	47,380	86
		19,734
TOTAL INFORMATION TECHNOLOGY		66,915
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $121,176)		128,648
Corporate Bonds - 0.0%
		Principal Amount(000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15pay-in-kind (j)		$ 172	172
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	5,377
TOTAL CORPORATE BONDS (Cost $4,869)			5,549
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	675,470,835	$ 675,471
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	724,281,074	724,281
TOTAL MONEY MARKET FUNDS (Cost $1,399,752)		1,399,752
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $20,349,214)		27,593,784
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(748,598)
NET ASSETS - 100%		$ 26,845,186
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,886,000 or 0.2% of net assets.

(h) A portion of the security sold on a delayed delivery basis.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $342,306,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
Fluidigm Corp.	10/9/07 - 1/6/11	$ 900
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,617
Mobileye NV Series F	8/15/13	$ 13,919
Mu Sigma, Inc.	12/21/12	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 172
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267

* Amount represents less than $1,000

Quarterly Report

Investments (Unaudited) - continued

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 129
Fidelity Securities Lending Cash Central Fund	824
Total	$ 953
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rooster Energy Ltd.	$ 4,880	$ -	$ -	$ -	$ 2,941
SPS Commerce, Inc.	57,542	-	-	-	54,150
Total	$ 62,422	$ -	$ -	$ -	$ 57,091
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,746,832	$ 3,698,451	$ -	$ 48,381
Consumer Staples	1,720,717	1,720,717	-	-
Energy	2,130,070	2,123,985	6,085	-
Financials	5,320,882	5,184,840	126,952	9,090
Health Care	3,886,219	3,746,915	103,975	35,329
Industrials	2,163,004	2,160,171	2,833	-
Information Technology	5,553,707	5,312,091	-	241,616
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Equities:
Materials	$ 1,067,928	$ 1,067,928	$ -	$ -
Telecommunication Services	566,219	566,219	-	-
Utilities	32,905	32,905	-	-
Corporate Bonds	5,549	-	5,377	172
Money Market Funds	1,399,752	1,399,752	-	-
Total Investments in Securities:	$ 27,593,784	$ 27,013,974	$ 245,222	$ 334,588
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 297,840
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	45,998
Cost of Purchases	7,650
Proceeds of Sales	(7,999)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(8,901)
Ending Balance	$ 334,588
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 48,547

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $20,371,841,000. Net unrealized appreciation aggregated $7,221,943,000, of which $7,427,517,000 related to appreciated investment securities and $205,574,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 03/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 333,868	Adjusted book value	Book value multiple	1.0	Increase
		Last transaction price	Transaction price	$ .05 - $34.90/ $16.60	Increase
		Market comparable	EV/EBITDA multiple	5.0 - 13.0/ 12.6	Increase
			EV/Sales multiple	9.5	Increase
			Price to earnings multiple	25.0	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Corporate Bonds	$ 172	Last transaction price	Transaction price	$ 100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2014

1.799873.110

CON-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.1%
Johnson Controls, Inc.	1,900,282	$ 89,921
Automobiles - 0.9%
Harley-Davidson, Inc.	1,481,989	98,715
Tesla Motors, Inc. (a)(e)	4,389,179	914,924
		1,013,639
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	1,672,700	48,374
Bloomin' Brands, Inc. (a)	473,346	11,408
Buffalo Wild Wings, Inc. (a)	74,115	11,036
Chipotle Mexican Grill, Inc. (a)(f)	1,717,465	975,606
Chuy's Holdings, Inc. (a)	411,187	17,739
Domino's Pizza, Inc.	295,300	22,729
Dunkin' Brands Group, Inc. (f)	6,948,603	348,681
Las Vegas Sands Corp.	1,182,663	95,536
Marriott International, Inc. Class A	4,314,267	241,685
Melco Crown Entertainment Ltd. sponsored ADR	315,871	12,208
Starbucks Corp.	16,436,123	1,206,083
Tim Hortons, Inc. (Canada)	5,697,902	315,124
Whitbread PLC	2,097,147	145,514
		3,451,723
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	566,451	77,026
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (a)	6,691,620	2,251,864
ASOS PLC (a)	1,456,525	125,905
Liberty Interactive Corp.:
(Venture Group) Series A (a)	664,320	86,581
Series A (a)	2,876,657	83,049
Netflix, Inc. (a)	1,138,113	400,650
Ocado Group PLC (a)	356,300	2,736
priceline.com, Inc. (a)	983,773	1,172,549
Rakuten, Inc.	10,693,800	142,667
TripAdvisor, Inc. (a)(f)	9,109,014	825,186
		5,091,187
Leisure Products - 0.1%
Polaris Industries, Inc.	760,901	106,305
Media - 4.8%
Altice S.A.	1,273,400	56,734
CBS Corp. Class B	4,406,840	272,343
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications, Inc. Class A (a)	810,329	$ 99,833
Comcast Corp. Class A	13,549,548	677,748
Discovery Communications, Inc. Class A (a)(f)	11,677,043	965,691
DISH Network Corp. Class A (a)	1,423,275	88,542
Legend Pictures LLC (a)(h)(i)	52,165	94,053
Liberty Global PLC:
Class A (a)	4,839,715	201,332
Class C	5,099,515	207,601
Liberty Media Corp. Class A (a)	3,177,680	415,418
Lions Gate Entertainment Corp.	504,292	13,480
The Walt Disney Co.	26,862,944	2,150,916
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		5,259,154
Specialty Retail - 2.6%
AutoZone, Inc. (a)	202,050	108,521
Bed Bath & Beyond, Inc. (a)	915,844	63,010
Five Below, Inc. (a)(e)	1,051,473	44,667
Home Depot, Inc.	471,142	37,281
O'Reilly Automotive, Inc. (a)	1,414,629	209,917
Ross Stores, Inc.	583,715	41,765
TJX Companies, Inc. (f)	37,398,347	2,268,210
		2,773,371
Textiles, Apparel & Luxury Goods - 1.8%
Michael Kors Holdings Ltd. (a)	986,136	91,977
NIKE, Inc. Class B	16,098,612	1,189,043
Under Armour, Inc. Class A (sub. vtg.) (a)	6,385,149	731,993
		2,013,013
TOTAL CONSUMER DISCRETIONARY		19,875,339
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	2,250,284	236,955
Boston Beer Co., Inc. Class A (a)	506,624	123,986
Constellation Brands, Inc. Class A (sub. vtg.) (a)	150,716	12,806
Monster Beverage Corp. (a)	348,600	24,210
The Coca-Cola Co.	23,148,862	894,935
		1,292,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	165,300	$ 13,369
Costco Wholesale Corp.	5,292,264	591,040
CVS Caremark Corp.	14,168,544	1,060,657
Sprouts Farmers Market LLC	2,272,476	81,877
Wal-Mart Stores, Inc.	1,462,473	111,777
Walgreen Co.	3,712,220	245,118
		2,103,838
Food Products - 1.0%
Associated British Foods PLC	10,846,107	502,863
Greencore Group PLC	298,232	1,371
Mondelez International, Inc.	16,656,963	575,498
Want Want China Holdings Ltd.	15,714,000	23,460
		1,103,192
Household Products - 1.8%
Colgate-Palmolive Co.	28,953,690	1,878,226
Procter & Gamble Co.	1,346,515	108,529
		1,986,755
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	13,995,595	936,025
L'Oreal SA	340,808	56,201
		992,226
TOTAL CONSUMER STAPLES		7,478,903
ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Core Laboratories NV	125,600	24,924
Schlumberger Ltd.	4,719,574	460,158
		485,082
Oil, Gas & Consumable Fuels - 4.5%
Americas Petrogas, Inc. (a)(g)	3,560,563	4,155
Antero Resources Corp.	173,100	10,836
Birchcliff Energy Ltd. (a)	3,648,811	36,307
Birchcliff Energy Ltd. (a)(g)	686,127	6,827
Canadian Natural Resources Ltd.	1,959,872	75,115
Chevron Corp.	436,980	51,961
Cimarex Energy Co.	204,000	24,298
Concho Resources, Inc. (a)	772,320	94,609
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)(e)	2,886,247	$ 358,674
Encana Corp.	1,835,200	39,194
EOG Resources, Inc.	5,738,848	1,125,790
EQT Corp.	792,900	76,888
Exxon Mobil Corp.	1,313,300	128,283
Madalena Energy, Inc. (g)	9,365,404	5,761
Murphy Oil Corp.	791,480	49,752
Noble Energy, Inc. (f)	34,146,517	2,425,769
Pioneer Natural Resources Co.	114,600	21,446
Range Resources Corp.	520,100	43,153
TAG Oil Ltd. (g)	1,365,192	3,742
Tourmaline Oil Corp. (a)	4,498,783	212,670
Tourmaline Oil Corp. (a)(g)	1,112,059	52,570
TransAtlantic Petroleum Ltd. (a)(g)	173,310	1,489
		4,849,289
TOTAL ENERGY		5,334,371
FINANCIALS - 15.9%
Banks - 7.2%
Bank of America Corp.	34,027,674	585,276
Bank of Ireland (a)	1,387,944,012	594,821
Citigroup, Inc.	17,886,928	851,418
JPMorgan Chase & Co.	10,234,349	621,327
M&T Bank Corp. (e)	1,444,592	175,229
Metro Bank PLC Class A (a)(f)(i)	4,680,628	101,443
PNC Financial Services Group, Inc.	4,251,794	369,906
U.S. Bancorp	25,317,950	1,085,127
Wells Fargo & Co.	68,233,475	3,393,933
		7,778,480
Capital Markets - 1.4%
Ameriprise Financial, Inc.	1,910,080	210,243
BlackRock, Inc. Class A	2,108,565	663,102
Charles Schwab Corp.	8,839,760	241,591
Morgan Stanley	8,632,457	269,074
Oaktree Capital Group LLC Class A	1,911,972	111,200
		1,495,210
Consumer Finance - 1.3%
American Express Co.	15,336,497	1,380,745
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class A (a)(e)	24,910	$ 4,666,890
IntercontinentalExchange Group, Inc.	1,089,183	215,473
McGraw Hill Financial, Inc.	916,705	69,945
		4,952,308
Insurance - 1.4%
ACE Ltd.	4,268,579	422,845
Admiral Group PLC	1,984,285	47,240
AIA Group Ltd.	62,641,400	297,196
Direct Line Insurance Group PLC	12,653,300	50,101
Fairfax Financial Holdings Ltd. (sub. vtg.)	89,422	38,826
Marsh & McLennan Companies, Inc.	5,350,571	263,783
Prudential PLC	3,281,521	69,484
The Chubb Corp.	3,823,630	341,450
The Travelers Companies, Inc.	582,235	49,548
		1,580,473
Real Estate Investment Trusts - 0.1%
American Tower Corp.	1,212,490	99,267
TOTAL FINANCIALS		17,286,483
HEALTH CARE - 13.4%
Biotechnology - 3.9%
Agios Pharmaceuticals, Inc. (e)	1,116,444	43,709
Akebia Therapeutics, Inc. (a)	252,400	4,937
Alexion Pharmaceuticals, Inc. (a)	1,523,302	231,740
Amgen, Inc.	2,729,398	336,644
Auspex Pharmaceuticals, Inc.	775,700	23,861
Biogen Idec, Inc. (a)	8,154,699	2,494,278
Clovis Oncology, Inc. (a)	268,277	18,584
CSL Ltd.	664,598	42,873
Cubist Pharmaceuticals, Inc. (a)	525,687	38,454
Gilead Sciences, Inc. (a)	13,053,902	924,999
PTC Therapeutics, Inc. (a)	733,811	19,182
Puma Biotechnology, Inc. (a)	686,688	71,512
Synageva BioPharma Corp. (a)	155,709	12,919
Versartis, Inc. (a)	164,600	4,946
		4,268,638
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	21,555,432	291,429
C.R. Bard, Inc.	231,700	34,287
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	382,818	$ 28,198
DexCom, Inc. (a)	1,922,130	79,499
IDEXX Laboratories, Inc. (a)	131,726	15,992
Medtronic, Inc.	2,463,617	151,611
Stryker Corp.	1,924,614	156,798
		757,814
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	4,096,209	268,670
Cardinal Health, Inc.	2,872,566	201,022
Cigna Corp.	620,802	51,980
Henry Schein, Inc. (a)	2,556,016	305,112
UnitedHealth Group, Inc.	13,211,299	1,083,194
WellPoint, Inc.	465,700	46,360
		1,956,338
Health Care Technology - 0.8%
Castlight Health, Inc. Class B (a)	652,025	13,836
Cerner Corp. (a)	14,940,888	840,425
Medidata Solutions, Inc. (a)	243,204	13,216
		867,477
Life Sciences Tools & Services - 1.2%
Eurofins Scientific SA	139,938	41,883
Fluidigm Corp. (a)(i)	516,916	22,780
Illumina, Inc. (a)	634,547	94,332
Mettler-Toledo International, Inc. (a)(f)	2,288,308	539,308
Thermo Fisher Scientific, Inc.	4,247,192	510,682
Waters Corp. (a)	651,909	70,673
		1,279,658
Pharmaceuticals - 5.0%
AbbVie, Inc.	24,333,341	1,250,734
Actavis PLC (a)	1,136,697	233,989
Astellas Pharma, Inc.	12,631,500	149,794
Bayer AG	6,025,657	815,016
Bristol-Myers Squibb Co.	9,377,569	487,165
Endo International PLC (a)(e)	1,170,297	80,341
Forest Laboratories, Inc. (a)	1,401,279	129,296
Johnson & Johnson	14,167,016	1,391,626
Novo Nordisk A/S Series B	3,636,078	165,559
Ono Pharmaceutical Co. Ltd.	535,900	46,417
Perrigo Co. PLC	1,395,529	215,833
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	24,969	$ 2,587
Shire PLC	435,560	21,563
Valeant Pharmaceuticals International (Canada) (a)	3,199,531	420,932
		5,410,852
TOTAL HEALTH CARE		14,540,777
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	622,445	25,053
Honeywell International, Inc.	2,699,917	250,444
Precision Castparts Corp.	1,051,938	265,888
The Boeing Co.	2,676,155	335,831
United Technologies Corp.	1,654,017	193,255
		1,070,471
Air Freight & Logistics - 0.2%
FedEx Corp.	1,151,199	152,603
XPO Logistics, Inc. (a)(e)	1,525,546	44,866
		197,469
Airlines - 0.4%
American Airlines Group, Inc. (a)	1,685,582	61,692
Delta Air Lines, Inc.	968,200	33,548
Ryanair Holdings PLC sponsored ADR (a)	204,400	12,021
Southwest Airlines Co.	6,486,138	153,138
United Continental Holdings, Inc. (a)	3,857,378	172,155
		432,554
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	2,075,435	87,334
Toto Ltd.	3,840,000	53,239
		140,573
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	2,882,417	327,500
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	1,396,837	88,699
Electrical Equipment - 0.1%
Generac Holdings, Inc.	2,048,537	120,802
Nidec Corp.	194,600	11,932
SolarCity Corp. (a)(e)	189,134	11,844
		144,578
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.5%
3M Co.	4,239,766	$ 575,167
Danaher Corp.	13,617,694	1,021,327
		1,596,494
Machinery - 0.5%
Cummins, Inc.	267,500	39,855
Fanuc Corp.	145,800	25,716
Illinois Tool Works, Inc.	4,557,894	370,694
Kubota Corp.	2,966,000	39,282
Oshkosh Truck Corp.	214,000	12,598
PACCAR, Inc.	696,072	46,943
Xylem, Inc.	93,543	3,407
		538,495
Professional Services - 0.0%
Paylocity Holding Corp. (a)	121,600	2,924
Verisk Analytics, Inc. (a)	720,585	43,206
		46,130
Road & Rail - 2.1%
Canadian Pacific Railway Ltd. (e)	6,784,809	1,016,647
Union Pacific Corp.	6,747,602	1,266,255
		2,282,902
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (g)	1,579,317	58,893
Class A	3,804,590	141,873
Noble Group Ltd.	12,638,000	11,906
W.W. Grainger, Inc.	836,981	211,472
		424,144
TOTAL INDUSTRIALS		7,290,009
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	1,361,146	145,139
QUALCOMM, Inc.	10,378,692	818,464
Ubiquiti Networks, Inc. (a)(e)	649,891	29,551
ViaSat, Inc. (a)	19,387	1,338
		994,492
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A (f)	10,306,677	944,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	2,694,265	$ 79,642
Keyence Corp.	26,300	10,847
Omron Corp.	277,000	11,433
Trimble Navigation Ltd. (a)	2,056,014	79,917
		1,126,446
Internet Software & Services - 11.5%
Akamai Technologies, Inc. (a)	2,109,089	122,770
Amber Road, Inc. (a)	119,400	1,839
Constant Contact, Inc. (a)(f)	1,580,818	38,667
Cornerstone OnDemand, Inc. (a)	520,546	24,919
Cvent, Inc.	292,611	10,578
Dropbox, Inc. (a)(i)	5,464,028	104,369
eBay, Inc. (a)	2,501,174	138,165
Facebook, Inc. Class A (a)	37,688,298	2,270,343
Google, Inc. Class A (a)	6,973,767	7,772,335
Kakaku.com, Inc.	1,908,100	31,039
LinkedIn Corp. (a)	2,533,200	468,490
Naver Corp.	249,629	181,437
Pandora Media, Inc. (a)	2,005,654	60,811
Qihoo 360 Technology Co. Ltd. ADR (a)	194,400	19,358
Shutterstock, Inc. (a)	597,421	43,379
Tencent Holdings Ltd.	1,202,500	83,639
Yahoo!, Inc. (a)	29,352,666	1,053,761
		12,425,899
IT Services - 4.9%
Accenture PLC Class A	1,515,548	120,819
Alliance Data Systems Corp. (a)(e)	797,395	217,250
ASAC II LP (i)	39,494,500	550,470
CGI Group, Inc. Class A (sub. vtg.) (a)	3,052,847	94,250
Cognizant Technology Solutions Corp. Class A (a)	1,844,586	93,354
Computer Sciences Corp.	3,784,304	230,161
Fidelity National Information Services, Inc.	3,515,439	187,900
Fiserv, Inc. (a)	2,744,392	155,580
Gartner, Inc. Class A (a)	318,244	22,099
Global Payments, Inc.	406,056	28,875
MasterCard, Inc. Class A	21,250,185	1,587,389
Quindell PLC (e)	26,712,500	16,366
Visa, Inc. Class A	9,450,810	2,040,052
		5,344,565
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	324,200	$ 11,749
Analog Devices, Inc.	207,500	11,027
ARM Holdings PLC sponsored ADR (e)	2,132,886	108,713
Avago Technologies Ltd.	2,320,707	149,477
First Solar, Inc. (a)	631,000	44,037
Freescale Semiconductor, Inc. (a)	8,563,200	209,028
Integrated Device Technology, Inc. (a)	3,226,487	39,460
Linear Technology Corp.	742,248	36,140
Marvell Technology Group Ltd.	6,227,353	98,081
Microchip Technology, Inc. (e)	754,500	36,035
NXP Semiconductors NV (a)	1,456,506	85,657
Samsung Electronics Co. Ltd.	38,828	48,968
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	575,000	11,512
Xilinx, Inc.	2,418,839	131,270
		1,021,154
Software - 4.4%
Activision Blizzard, Inc.	5,812,795	118,814
Adobe Systems, Inc. (a)	7,077,902	465,301
CommVault Systems, Inc. (a)	500,310	32,495
Concur Technologies, Inc. (a)(e)	2,625,654	260,124
FireEye, Inc. (e)	369,850	22,772
Microsoft Corp.	28,081,588	1,151,064
NetSuite, Inc. (a)	2,383,740	226,050
Oracle Corp.	808,300	33,068
salesforce.com, Inc. (a)	17,695,366	1,010,228
ServiceNow, Inc. (a)(f)	7,333,784	439,440
Splunk, Inc. (a)	2,530,597	180,912
Tableau Software, Inc.	743,551	56,569
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	124,282	0*
warrants 10/3/18 (a)(i)	181,908	0*
Ultimate Software Group, Inc. (a)	1,051,094	144,000
VMware, Inc. Class A (a)(e)	689,832	74,516
Workday, Inc. Class A (a)	6,117,964	559,365
Xero Ltd. (a)	865,073	29,542
		4,804,260
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	5,265,107	$ 2,825,994
SanDisk Corp.	2,074,844	168,457
		2,994,451
TOTAL INFORMATION TECHNOLOGY		28,711,267
MATERIALS - 2.3%
Chemicals - 1.7%
CF Industries Holdings, Inc.	406,156	105,860
Chemtura Corp. (a)	486,128	12,294
Ecolab, Inc.	4,462,594	481,916
Filtrona PLC	5,169,609	75,197
FMC Corp.	534,800	40,944
LyondellBasell Industries NV Class A	1,195,056	106,288
Methanex Corp.	162,200	10,379
Monsanto Co.	2,116,549	240,800
PPG Industries, Inc.	2,749,905	531,997
Sherwin-Williams Co.	964,869	190,205
		1,795,880
Construction Materials - 0.0%
Eagle Materials, Inc.	281,072	24,920
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	543,201	57,346
Metals & Mining - 0.5%
B2Gold Corp. (a)(f)	39,370,682	106,840
B2Gold Corp. (a)(f)(g)	5,846,819	15,867
Franco-Nevada Corp.	4,564,491	209,748
Glencore Xstrata PLC	7,669,198	39,482
Ivanhoe Mines Ltd. (g)	16,068,594	25,000
POSCO	50,000	13,954
Tahoe Resources, Inc. (a)	2,022,072	42,746
Tahoe Resources, Inc. (a)(g)	5,373,576	113,596
		567,233
Paper & Forest Products - 0.0%
International Paper Co.	141,900	6,510
TOTAL MATERIALS		2,451,889
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
KDDI Corp.	1,048,000	$ 60,678
SoftBank Corp.	2,579,300	194,919
T-Mobile U.S., Inc. (a)	1,965,900	64,934
		320,531
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	57,122,126	26,772
TOTAL COMMON STOCKS (Cost $58,658,722)		103,316,341
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	6,279
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. (a)(i)	2,100,446	68,033
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Dropbox, Inc.:
Series A (a)(i)	1,260,898	24,085
Series C (i)	698,385	13,340
Pinterest, Inc. Series E, 8.00% (i)	10,968,216	159,376
		196,801
Software - 0.1%
Cloudera, Inc. Series F (i)	1,316,883	19,174
Mobileye NV Series F (i)	1,660,543	57,953
Trion World Network, Inc.:
8.00% (a)(i)	333,435	604
Series C, 8.00% (a)(i)	3,950,196	7,150
Series C-1, 8.00% (a)(i)	310,705	562
		85,443
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (i)	2,007,356	$ 18,568
TOTAL INFORMATION TECHNOLOGY		300,812
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $355,005)		375,124
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 1,126	1,126
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,896	20,922
TOTAL CORPORATE BONDS (Cost $19,404)			22,048
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	4,550,534,102	$ 4,550,534
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	537,753,981	537,754
TOTAL MONEY MARKET FUNDS (Cost $5,088,288)		5,088,288
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $64,121,419)		108,801,801
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(279,512)
NET ASSETS - 100%		$ 108,522,289
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,900,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,264,828,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 394,945
Cloudera, Inc. Series F	2/5/14	$ 19,174
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Fluidigm Corp.	10/9/07 - 1/6/11	$ 8,660
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 22,464
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Mobileye NV Series F	8/15/13	$ 57,953
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0*
warrants 10/3/18	10/10/13	$ 0*
8.00%	3/20/13	$ 1,754
Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
15% 10/10/15 pay-in-kind	10/10/13	$ 1,126
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234

* Amount represents less than $1,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 812
Fidelity Securities Lending Cash Central Fund	1,077
Total	$ 1,889
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 905,079	$ 40,833	$ 26,373	$ 2,074	$ 944,607
B2Gold Corp.	97,255	-	23,629	-	106,840
B2Gold Corp. (144A)	12,006	-	8	-	15,867
Chipotle Mexican Grill, Inc.	909,505	33,476	28,251	-	975,606
Concur Technologies, Inc.	395,008	-	128,547	-	-
Constant Contact, Inc.	50,523	-	1,219	-	38,667
Cornerstone OnDemand, Inc.	141,270	4,590	117,232	-	-
Discovery Communications, Inc. Class A	1,312,435	-	229,693	-	965,691
Dunkin' Brands Group, Inc.	344,509	-	10,371	1,643	348,681
Five Below, Inc.	168,373	-	107,182	-	-
Metro Bank PLC Class A	100,762	-	-	-	101,443
Mettler-Toledo International, Inc.	596,249	11,456	50,466	-	539,308
NetSuite, Inc.	403,365	-	155,339	-	-
Noble Energy, Inc.	2,392,270	-	65,062	4,915	2,425,769
ServiceNow, Inc.	382,280	58,502	24,803	-	439,440
Tableau Software, Inc.	82,296	11,366	46,233	-	-
TJX Companies, Inc.	2,598,713	12,242	213,241	5,687	2,268,210
TripAdvisor, Inc.	721,785	56,874	26,722	-	825,186
Total	$ 11,613,683	$ 229,339	$ 1,254,371	$ 14,319	$ 9,995,315
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,881,618	$ 19,765,823	$ -	$ 115,795
Consumer Staples	7,478,903	7,478,903	-	-
Energy	5,334,371	5,334,371	-	-
Financials	17,286,483	16,520,735	664,305	101,443
Health Care	14,608,810	14,353,655	187,122	68,033
Industrials	7,290,009	7,278,077	11,932	-
Information Technology	29,012,079	28,056,428	-	955,651
Materials	2,451,889	2,437,935	13,954	-
Telecommunication Services	320,531	320,531	-	-
Utilities	26,772	26,772	-	-
Corporate Bonds	22,048	-	20,922	1,126
Money Market Funds	5,088,288	5,088,288	-	-
Total Investments in Securities:	$ 108,801,801	$ 106,661,518	$ 898,235	$ 1,242,048
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,023,658
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	185,876
Cost of Purchases	32,514
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,242,048
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 185,876

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $64,436,673,000. Net unrealized appreciation aggregated $44,365,128,000, of which $44,874,765,000 related to appreciated investment securities and $509,637,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. Those amounts exclude valuations provided by brokers.
Asset Type	Fair Value at 03/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 1,240,922	Last transaction price	Transaction price	$ 5.11-$34.90/ $24.71	Increase
		Market comparable	EV/EBITDA multiple	5.0-13.0/ 12.2	Increase
			EV/Sales Multiple	9.5-11.4/ 9.7	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Corporate Bonds	$ 1,126	Last transaction price	Transaction price	$ 100.00	Increase

* Represents the expected directional change in fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Opportunistic Insights
Fund

March 31, 2014

1.950955.101

AO1TI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.1%
Johnson Controls, Inc.	14,000	$ 662,480
Automobiles - 1.2%
Harley-Davidson, Inc.	14,997	998,950
Tesla Motors, Inc. (a)(d)	41,310	8,611,070
		9,610,020
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	12,300	355,716
Buffalo Wild Wings, Inc. (a)	3,325	495,093
Chipotle Mexican Grill, Inc. (a)	11,829	6,719,463
Chuy's Holdings, Inc. (a)	1,700	73,338
Domino's Pizza, Inc.	2,200	169,334
Las Vegas Sands Corp.	8,360	675,321
Marriott International, Inc. Class A	53,100	2,974,662
Melco Crown Entertainment Ltd. sponsored ADR	3,100	119,815
Starbucks Corp.	161,300	11,836,194
Whitbread PLC	14,682	1,018,737
		24,437,673
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	4,000	543,920
Internet & Catalog Retail - 6.4%
Amazon.com, Inc. (a)	55,993	18,842,764
ASOS PLC (a)	17,100	1,478,154
Liberty Interactive Corp.:
(Venture Group) Series A (a)	2,900	377,957
Series A (a)	4,800	138,576
Netflix, Inc. (a)	12,161	4,281,037
Ocado Group PLC (a)	2,900	22,269
priceline.com, Inc. (a)	11,100	13,229,979
Rakuten, Inc.	77,800	1,037,936
TripAdvisor, Inc. (a)	140,334	12,712,857
		52,121,529
Leisure Products - 0.4%
Polaris Industries, Inc.	24,000	3,353,040
Media - 2.9%
Altice S.A.	9,700	432,166
CBS Corp. Class B	26,188	1,618,418
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications, Inc. Class A (a)	5,397	$ 664,910
Comcast Corp. Class A	71,068	3,554,821
Discovery Communications, Inc. Class A (a)	21,834	1,805,672
DISH Network Corp. Class A (a)	10,700	665,647
Liberty Global PLC:
Class A (a)	72,948	3,034,637
Class C	73,948	3,010,423
Liberty Media Corp. Class A (a)	49,002	6,406,031
Lions Gate Entertainment Corp.	2,121	56,694
Rightmove PLC	59,873	2,633,180
The Walt Disney Co.	1,000	80,070
		23,962,669
Multiline Retail - 0.2%
Next PLC	14,000	1,540,447
Specialty Retail - 2.4%
AutoCanada, Inc.	13,475	749,627
AutoZone, Inc. (a)	1,600	859,360
Five Below, Inc. (a)	509	21,622
Home Depot, Inc.	50,709	4,012,603
O'Reilly Automotive, Inc. (a)	9,226	1,369,046
TJX Companies, Inc.	207,975	12,613,684
		19,625,942
Textiles, Apparel & Luxury Goods - 2.2%
Michael Kors Holdings Ltd. (a)	12,899	1,203,090
NIKE, Inc. Class B	131,545	9,715,914
Under Armour, Inc. Class A (sub. vtg.) (a)	64,000	7,336,960
		18,255,964
TOTAL CONSUMER DISCRETIONARY		154,113,684
CONSUMER STAPLES - 7.1%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	16,900	1,779,570
Boston Beer Co., Inc. Class A (a)	15,131	3,703,010
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,000	84,970
Monster Beverage Corp. (a)	2,300	159,735
		5,727,285
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,100	88,965
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Costco Wholesale Corp.	51,100	$ 5,706,848
CVS Caremark Corp.	93,224	6,978,749
Sprouts Farmers Market LLC (d)	44,549	1,605,100
Walgreen Co.	26,106	1,723,779
		16,103,441
Food Products - 1.7%
Associated British Foods PLC	183,032	8,485,993
Greencore Group PLC	1,400	6,435
Mondelez International, Inc.	151,035	5,218,259
Want Want China Holdings Ltd.	123,000	183,632
		13,894,319
Household Products - 1.5%
Colgate-Palmolive Co.	183,735	11,918,889
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	145,484	9,729,970
L'Oreal SA	1,922	316,947
		10,046,917
TOTAL CONSUMER STAPLES		57,690,851
ENERGY - 3.7%
Energy Equipment & Services - 0.7%
Core Laboratories NV	900	178,596
Schlumberger Ltd.	54,450	5,308,875
Seadrill Ltd.	2,500	87,900
		5,575,371
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp.	1,300	81,380
Birchcliff Energy Ltd. (a)	6,200	61,692
Canadian Natural Resources Ltd.	12,800	490,580
Chevron Corp.	3,400	404,294
Cimarex Energy Co.	1,400	166,754
Concho Resources, Inc. (a)	2,700	330,750
Continental Resources, Inc. (a)(d)	21,905	2,722,134
Encana Corp.	13,400	286,182
EOG Resources, Inc.	72,893	14,299,420
EQT Corp.	5,900	572,123
Exxon Mobil Corp.	10,100	986,568
Murphy Oil Corp.	54,800	3,444,728
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	3,000	$ 213,120
Pioneer Natural Resources Co.	900	168,426
Range Resources Corp.	3,700	306,989
Tourmaline Oil Corp. (a)	800	37,818
		24,572,958
TOTAL ENERGY		30,148,329
FINANCIALS - 11.3%
Banks - 4.3%
Banco Santander Chile sponsored ADR	24,100	564,904
Bank of America Corp.	232,200	3,993,840
Citigroup, Inc.	192,573	9,166,475
JPMorgan Chase & Co.	36,500	2,215,915
M&T Bank Corp.	24,815	3,010,060
PNC Financial Services Group, Inc.	2,994	260,478
U.S. Bancorp	41,731	1,788,591
Wells Fargo & Co.	278,704	13,862,737
		34,863,000
Capital Markets - 1.7%
Ameriprise Financial, Inc.	12,000	1,320,840
BlackRock, Inc. Class A	26,747	8,411,397
Charles Schwab Corp.	61,100	1,669,863
Morgan Stanley	50,258	1,566,542
Oaktree Capital Group LLC Class A	22,200	1,291,152
		14,259,794
Consumer Finance - 1.7%
American Express Co.	153,645	13,832,659
Capital One Financial Corp.	400	30,864
		13,863,523
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class A (a)	111	20,795,856
IntercontinentalExchange Group, Inc.	6,954	1,375,710
McGraw Hill Financial, Inc.	6,700	511,210
		22,682,776
Insurance - 0.8%
ACE Ltd.	7,564	749,290
Admiral Group PLC	15,000	357,104
AIA Group Ltd.	13,200	62,626
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Direct Line Insurance Group PLC	96,500	$ 382,090
Marsh & McLennan Companies, Inc.	57,322	2,825,975
Prudential PLC	76,126	1,611,927
The Chubb Corp.	7,538	673,143
The Travelers Companies, Inc.	2,497	212,495
		6,874,650
TOTAL FINANCIALS		92,543,743
HEALTH CARE - 16.0%
Biotechnology - 7.2%
Agios Pharmaceuticals, Inc. (d)	6,700	262,305
Akebia Therapeutics, Inc. (a)	1,900	37,164
Alexion Pharmaceuticals, Inc. (a)	7,300	1,110,549
Amgen, Inc.	18,813	2,320,395
Auspex Pharmaceuticals, Inc.	5,900	181,484
Biogen Idec, Inc. (a)	74,551	22,802,914
Clovis Oncology, Inc. (a)	2,000	138,540
CSL Ltd.	5,808	374,674
Cubist Pharmaceuticals, Inc. (a)	3,900	285,285
Enanta Pharmaceuticals, Inc.	10,374	414,856
Gilead Sciences, Inc. (a)	367,705	26,055,576
Intrexon Corp. (d)	100,670	2,646,614
OvaScience, Inc. (a)	130,900	1,170,246
PTC Therapeutics, Inc. (a)	5,789	151,324
Puma Biotechnology, Inc. (a)	8,947	931,741
Synageva BioPharma Corp. (a)	1,293	107,280
Versartis, Inc. (a)	1,300	39,065
		59,030,012
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	131,700	1,780,584
C.R. Bard, Inc.	1,700	251,566
Covidien PLC	1,100	81,026
DexCom, Inc. (a)	14,185	586,692
IDEXX Laboratories, Inc. (a)	1,100	133,540
Medtronic, Inc.	5,821	358,224
Stryker Corp.	507	41,305
		3,232,937
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	22,325	1,464,297
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	19,250	$ 1,347,115
Henry Schein, Inc. (a)	53,393	6,373,522
MWI Veterinary Supply, Inc. (a)	2,017	313,886
UnitedHealth Group, Inc.	68,634	5,627,302
WellPoint, Inc.	3,300	328,515
		15,454,637
Health Care Technology - 0.8%
Castlight Health, Inc. Class B (a)	5,600	118,832
Cerner Corp. (a)	110,419	6,211,069
Medidata Solutions, Inc. (a)	1,900	103,246
		6,433,147
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	1,000	299,294
Illumina, Inc. (a)	3,086	458,765
Mettler-Toledo International, Inc. (a)	11,855	2,793,986
Thermo Fisher Scientific, Inc.	31,481	3,785,275
Waters Corp. (a)	5,600	607,096
		7,944,416
Pharmaceuticals - 4.7%
AbbVie, Inc.	189,009	9,715,063
Actavis PLC (a)	8,165	1,680,765
Astellas Pharma, Inc.	92,500	1,096,934
Bayer AG	7,800	1,055,010
Biodelivery Sciences International, Inc. (a)(d)	257,433	2,172,735
Bristol-Myers Squibb Co.	63,568	3,302,358
Endo International PLC (a)	8,200	562,930
Forest Laboratories, Inc. (a)	10,550	973,449
Johnson & Johnson	140,274	13,779,115
Novo Nordisk A/S Series B	5,700	259,534
Ono Pharmaceutical Co. Ltd.	3,800	329,138
Perrigo Co. PLC	1,491	230,598
Salix Pharmaceuticals Ltd. (a)	200	20,722
Shire PLC	2,900	143,565
Valeant Pharmaceuticals International (Canada) (a)	24,200	3,183,761
		38,505,677
TOTAL HEALTH CARE		130,600,826
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	4,765	$ 191,791
Honeywell International, Inc.	14,427	1,338,249
Precision Castparts Corp.	20,509	5,183,855
The Boeing Co.	9,668	1,213,237
United Technologies Corp.	3,500	408,940
		8,336,072
Air Freight & Logistics - 0.3%
FedEx Corp.	6,000	795,360
XPO Logistics, Inc. (a)(d)	52,053	1,530,879
		2,326,239
Airlines - 0.4%
American Airlines Group, Inc. (a)	12,000	439,200
Delta Air Lines, Inc.	7,300	252,945
Ryanair Holdings PLC sponsored ADR (a)	1,600	94,096
Southwest Airlines Co.	45,000	1,062,450
United Continental Holdings, Inc. (a)	25,000	1,115,750
		2,964,441
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	14,900	626,992
Toto Ltd.	27,000	374,335
		1,001,327
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	37,700	2,393,950
Electrical Equipment - 0.6%
Generac Holdings, Inc.	79,000	4,658,630
Nidec Corp.	1,400	85,844
SolarCity Corp. (a)(d)	458	28,680
		4,773,154
Industrial Conglomerates - 1.5%
3M Co.	26,323	3,570,978
Danaher Corp.	110,520	8,289,000
		11,859,978
Machinery - 0.5%
Cummins, Inc.	1,100	163,889
Fanuc Corp.	900	158,741
Illinois Tool Works, Inc.	36,193	2,943,577
Kubota Corp.	17,000	225,151
Oshkosh Truck Corp.	1,400	82,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	5,100	$ 343,944
Xylem, Inc.	700	25,494
		3,943,214
Professional Services - 0.2%
Paylocity Holding Corp. (a)	900	21,645
Verisk Analytics, Inc. (a)	29,978	1,797,481
		1,819,126
Road & Rail - 2.0%
Canadian Pacific Railway Ltd. (d)	56,000	8,391,135
Union Pacific Corp.	41,020	7,697,813
		16,088,948
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	21,450	799,871
Noble Group Ltd.	90,000	84,784
W.W. Grainger, Inc.	4,486	1,133,433
		2,018,088
TOTAL INDUSTRIALS		57,524,537
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	9,300	991,659
QUALCOMM, Inc.	48,849	3,852,232
Ubiquiti Networks, Inc. (a)(d)	4,800	218,256
ViaSat, Inc. (a)	900	62,136
		5,124,283
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	49,100	4,500,015
Ingram Micro, Inc. Class A (a)	13,050	385,758
Keyence Corp.	200	82,488
Omron Corp.	1,900	78,419
Trimble Navigation Ltd. (a)	13,100	509,197
		5,555,877
Internet Software & Services - 14.3%
Akamai Technologies, Inc. (a)	16,000	931,360
Amber Road, Inc. (a)	900	13,860
Cvent, Inc.	1,312	47,429
Facebook, Inc. Class A (a)	822,006	49,517,638
Google, Inc. Class A (a)	40,539	45,181,121
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kakaku.com, Inc.	9,900	$ 161,043
LinkedIn Corp. (a)	34,322	6,347,511
Naver Corp.	1,322	960,867
Pandora Media, Inc. (a)	13,400	406,288
Qihoo 360 Technology Co. Ltd. ADR (a)	700	69,706
Shutterstock, Inc. (a)	3,300	239,613
Tencent Holdings Ltd.	8,900	619,036
Yahoo!, Inc. (a)	343,605	12,335,420
		116,830,892
IT Services - 4.9%
Accenture PLC Class A	219	17,459
Alliance Data Systems Corp. (a)	3,573	973,464
ASAC II LP (e)	224,957	3,135,428
CGI Group, Inc. Class A (sub. vtg.) (a)	17,300	534,101
Cognizant Technology Solutions Corp. Class A (a)	14,100	713,601
Computer Sciences Corp.	27,875	1,695,358
EPAM Systems, Inc. (a)	3,973	130,712
Fidelity National Information Services, Inc.	65,497	3,500,815
Global Payments, Inc.	5,900	419,549
MasterCard, Inc. Class A	228,090	17,038,323
Quindell PLC (d)	1,352,993	828,949
Visa, Inc. Class A	49,810	10,751,987
		39,739,746
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	2,400	86,976
Analog Devices, Inc.	1,600	85,024
ARM Holdings PLC sponsored ADR	1,154	58,819
Avago Technologies Ltd.	17,200	1,107,852
First Solar, Inc. (a)	4,800	334,992
Freescale Semiconductor, Inc. (a)	65,051	1,587,895
Integrated Device Technology, Inc. (a)	23,700	289,851
Linear Technology Corp.	5,272	256,694
Marvell Technology Group Ltd.	43,900	691,425
Microchip Technology, Inc. (d)	5,400	257,904
NXP Semiconductors NV (a)	9,998	587,982
Samsung Electronics Co. Ltd.	2,395	3,020,456
Semtech Corp. (a)	4,700	119,098
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36,100	722,722
Xilinx, Inc.	14,800	803,196
		10,010,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.1%
Activision Blizzard, Inc.	3,500	$ 71,540
Adobe Systems, Inc. (a)	50,673	3,331,243
CommVault Systems, Inc. (a)	31,487	2,045,081
Concur Technologies, Inc. (a)(d)	29,500	2,922,565
Diligent Board Member Services, Inc. (a)	55,651	200,431
FireEye, Inc. (d)	2,700	166,239
Microsoft Corp.	218,207	8,944,305
NetSuite, Inc. (a)	32,900	3,119,907
Oracle Corp.	6,100	249,551
salesforce.com, Inc. (a)	178,525	10,191,992
ServiceNow, Inc. (a)	121,511	7,280,939
Splunk, Inc. (a)	14,094	1,007,580
Tableau Software, Inc.	4,800	365,184
Ultimate Software Group, Inc. (a)	36,741	5,033,517
VMware, Inc. Class A (a)(d)	5,200	561,704
Workday, Inc. Class A (a)	40,300	3,684,629
Xero Ltd. (a)	6,120	208,997
		49,385,404
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	13,663	7,333,479
SanDisk Corp.	13,650	1,108,244
Xaar PLC	24,188	378,249
		8,819,972
TOTAL INFORMATION TECHNOLOGY		235,467,060
MATERIALS - 2.7%
Chemicals - 2.6%
Bloomage BioTechnology Corp. Ltd.	247,500	639,770
CF Industries Holdings, Inc.	2,600	677,664
Chemtura Corp. (a)	3,100	78,399
Ecolab, Inc.	70,593	7,623,338
Filtrona PLC	13,300	193,460
FMC Corp.	4,000	306,240
LyondellBasell Industries NV Class A	9,274	824,830
Methanex Corp.	1,200	76,787
Monsanto Co.	11,831	1,346,013
PPG Industries, Inc.	38,331	7,415,515
Sherwin-Williams Co.	10,600	2,089,578
		21,271,594
Common Stocks - continued
	Shares	Value
Construction Materials - 0.0%
Eagle Materials, Inc.	1,600	$ 141,856
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	686	72,421
MATERIALS - continued
Metals & Mining - 0.1%
B2Gold Corp. (a)	2,500	6,784
Dalradian Resources, Inc. (a)	108,426	72,578
Franco-Nevada Corp.	6,700	307,879
Glencore Xstrata PLC	46,634	240,079
POSCO	307	85,675
Primero Mining Corp. (a)	14,500	105,061
Tahoe Resources, Inc. (a)	2,800	59,191
		877,247
Paper & Forest Products - 0.0%
International Paper Co.	1,500	68,820
TOTAL MATERIALS		22,431,938
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,500	434,239
SoftBank Corp.	16,700	1,262,026
T-Mobile U.S., Inc. (a)	14,200	469,026
		2,165,291
TOTAL COMMON STOCKS (Cost $599,074,191)		782,686,259
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	127,173	587,539
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Dropbox, Inc. Series C (e)	53,923	1,029,994
Pinterest, Inc. Series E, 8.00% (e)	63,759	926,463
		1,956,457
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Cloudera, Inc. Series F (e)	9,618	$ 140,038
Mobileye NV Series F (e)	9,333	325,722
		465,760
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (e)	11,508	106,449
TOTAL INFORMATION TECHNOLOGY		2,528,666
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,089,524)		3,116,205
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.10% (b)	28,408,025	28,408,025
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	30,768,245	30,768,245
TOTAL MONEY MARKET FUNDS (Cost $59,176,270)		59,176,270
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $661,339,985)		844,978,734
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(30,080,536)
NET ASSETS - 100%		$ 814,898,198
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,251,633 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 587,539
Cloudera, Inc. Series F	2/5/14	$ 140,038
Dropbox, Inc. Series C	1/30/14	$ 1,029,994
Mobileye NV Series F	8/15/13	$ 325,722
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 926,463
Pure Storage, Inc. Series E	8/22/13	$ 79,768
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,870
Fidelity Securities Lending Cash Central Fund	30,409
Total	$ 35,279
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 154,701,223	$ 154,113,684	$ -	$ 587,539
Consumer Staples	57,690,851	57,690,851	-	-
Energy	30,148,329	30,148,329	-	-
Financials	92,543,743	90,931,816	1,611,927	-
Health Care	130,600,826	130,197,727	403,099	-
Industrials	57,524,537	57,438,693	85,844	-
Information Technology	237,995,726	232,331,632	-	5,664,094
Materials	22,431,938	22,346,263	85,675	-
Telecommunication Services	2,165,291	2,165,291	-	-
Money Market Funds	59,176,270	59,176,270	-	-
Total Investments in Securities:	$ 844,978,734	$ 836,540,556	$ 2,186,545	$ 6,251,633
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $661,763,143. Net unrealized appreciation aggregated $183,215,591, of which $189,004,530 related to appreciated investment securities and $5,788,939 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Opportunistic
Insights Fund

March 31, 2014

1.951056.101

O1T-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 0.1%
Johnson Controls, Inc.	100,400	$ 4,750,928
Automobiles - 1.2%
Harley-Davidson, Inc.	107,903	7,187,419
Tesla Motors, Inc. (a)(d)	297,316	61,975,520
		69,162,939
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	88,800	2,568,096
Buffalo Wild Wings, Inc. (a)	24,375	3,629,438
Chipotle Mexican Grill, Inc. (a)	85,114	48,349,008
Chuy's Holdings, Inc. (a)	12,158	524,496
Domino's Pizza, Inc.	16,000	1,231,520
Las Vegas Sands Corp.	60,340	4,874,265
Marriott International, Inc. Class A	380,900	21,338,018
Melco Crown Entertainment Ltd. sponsored ADR	22,400	865,760
Starbucks Corp.	1,157,700	84,952,026
Whitbread PLC	105,564	7,324,746
		175,657,373
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	28,600	3,889,028
Internet & Catalog Retail - 6.4%
Amazon.com, Inc. (a)	402,607	135,485,308
ASOS PLC (a)	122,600	10,597,756
Liberty Interactive Corp.:
(Venture Group) Series A (a)	20,910	2,725,200
Series A (a)	37,800	1,091,286
Netflix, Inc. (a)	88,339	31,097,978
Ocado Group PLC (a)	21,000	161,257
priceline.com, Inc. (a)	79,600	94,874,444
Rakuten, Inc.	573,900	7,656,448
TripAdvisor, Inc. (a)	982,766	89,028,772
		372,718,449
Leisure Products - 0.4%
Polaris Industries, Inc.	174,100	24,323,511
Media - 3.0%
Altice S.A.	70,100	3,123,179
CBS Corp. Class B	190,117	11,749,231
Charter Communications, Inc. Class A (a)	38,803	4,780,530
Comcast Corp. Class A	510,232	25,521,805
Discovery Communications, Inc. Class A (a)	157,266	13,005,898
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DISH Network Corp. Class A (a)	78,000	$ 4,852,380
Liberty Global PLC:
Class A (a)	523,552	21,779,763
Class C	538,852	21,936,665
Liberty Media Corp. Class A (a)	395,298	51,677,308
Lions Gate Entertainment Corp.	15,179	405,735
Rightmove PLC	436,844	19,212,144
The Walt Disney Co.	7,600	608,532
		178,653,170
Multiline Retail - 0.2%
Next PLC	101,541	11,172,749
Specialty Retail - 2.4%
AutoCanada, Inc.	98,900	5,501,900
AutoZone, Inc. (a)	11,100	5,961,810
Five Below, Inc. (a)	3,791	161,042
Home Depot, Inc.	364,591	28,850,086
O'Reilly Automotive, Inc. (a)	66,274	9,834,399
TJX Companies, Inc.	1,507,025	91,401,066
		141,710,303
Textiles, Apparel & Luxury Goods - 2.2%
Michael Kors Holdings Ltd. (a)	93,001	8,674,203
NIKE, Inc. Class B	945,125	69,806,933
Under Armour, Inc. Class A (sub. vtg.) (a)	462,600	53,032,464
		131,513,600
TOTAL CONSUMER DISCRETIONARY		1,113,552,050
CONSUMER STAPLES - 7.0%
Beverages - 0.8%
Anheuser-Busch InBev SA NV ADR	122,900	12,941,370
Boston Beer Co., Inc. Class A (a)(d)	120,332	29,448,850
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,400	628,778
Monster Beverage Corp. (a)	16,900	1,173,705
		44,192,703
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,800	630,844
Costco Wholesale Corp.	367,300	41,020,064
CVS Caremark Corp.	612,200	45,829,292
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sprouts Farmers Market LLC (d)	320,051	$ 11,531,438
Walgreen Co.	187,994	12,413,244
		111,424,882
Food Products - 1.6%
Associated British Foods PLC	1,201,068	55,685,646
Greencore Group PLC	10,100	46,423
Mondelez International, Inc.	1,083,865	37,447,536
Want Want China Holdings Ltd.	867,000	1,294,380
		94,473,985
Household Products - 1.5%
Colgate-Palmolive Co.	1,337,565	86,767,842
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	1,045,116	69,897,358
L'Oreal SA	15,578	2,568,885
		72,466,243
TOTAL CONSUMER STAPLES		409,325,655
ENERGY - 3.7%
Energy Equipment & Services - 0.7%
Core Laboratories NV	6,300	1,250,172
Schlumberger Ltd.	391,350	38,156,625
Seadrill Ltd.	20,900	734,844
		40,141,641
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp.	9,400	588,440
Birchcliff Energy Ltd. (a)	44,300	440,796
Canadian Natural Resources Ltd.	94,200	3,610,361
Chevron Corp.	24,292	2,888,562
Cimarex Energy Co.	10,300	1,226,833
Concho Resources, Inc. (a)	19,500	2,388,750
Continental Resources, Inc. (a)(d)	157,397	19,559,725
Encana Corp.	96,500	2,060,936
EOG Resources, Inc.	524,407	102,872,921
EQT Corp.	42,500	4,121,225
Exxon Mobil Corp.	72,300	7,062,264
Murphy Oil Corp.	394,600	24,804,556
Noble Energy, Inc.	23,900	1,697,856
Pioneer Natural Resources Co.	6,100	1,141,554
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	26,900	$ 2,231,893
Tourmaline Oil Corp. (a)	5,800	274,182
		176,970,854
TOTAL ENERGY		217,112,495
FINANCIALS - 11.6%
Banks - 4.3%
Banco Santander Chile sponsored ADR	175,900	4,123,096
Bank of America Corp.	1,669,400	28,713,680
Citigroup, Inc.	1,384,427	65,898,725
JPMorgan Chase & Co.	262,500	15,936,375
M&T Bank Corp. (d)	178,485	21,650,231
PNC Financial Services Group, Inc.	21,306	1,853,622
U.S. Bancorp	299,469	12,835,241
Wells Fargo & Co.	2,001,096	99,534,515
		250,545,485
Capital Markets - 1.8%
Ameriprise Financial, Inc.	86,300	9,499,041
BlackRock, Inc. Class A	194,553	61,183,027
Charles Schwab Corp.	438,600	11,986,938
Morgan Stanley	361,442	11,266,147
Oaktree Capital Group LLC Class A	159,390	9,270,122
		103,205,275
Consumer Finance - 1.7%
American Express Co.	1,120,655	100,892,570
Capital One Financial Corp.	2,600	200,616
		101,093,186
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class A (a)	859	160,933,693
IntercontinentalExchange Group, Inc.	50,503	9,991,008
McGraw Hill Financial, Inc.	48,400	3,692,920
		174,617,621
Insurance - 0.8%
ACE Ltd.	54,536	5,402,336
Admiral Group PLC	109,155	2,598,642
AIA Group Ltd.	95,600	453,565
Direct Line Insurance Group PLC	698,100	2,764,114
Marsh & McLennan Companies, Inc.	414,478	20,433,765
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	551,554	$ 11,678,856
The Chubb Corp.	53,862	4,809,877
The Travelers Companies, Inc.	17,703	1,506,525
		49,647,680
TOTAL FINANCIALS		679,109,247
HEALTH CARE - 16.0%
Biotechnology - 7.2%
Agios Pharmaceuticals, Inc. (d)	54,197	2,121,813
Akebia Therapeutics, Inc. (a)	13,800	269,928
Alexion Pharmaceuticals, Inc. (a)	52,600	8,002,038
Amgen, Inc.	134,687	16,612,295
Auspex Pharmaceuticals, Inc.	42,800	1,316,528
Biogen Idec, Inc. (a)	536,199	164,007,188
Clovis Oncology, Inc. (a)	14,000	969,780
CSL Ltd.	42,375	2,733,609
Cubist Pharmaceuticals, Inc. (a)	28,800	2,106,720
Enanta Pharmaceuticals, Inc.	74,626	2,984,294
Gilead Sciences, Inc. (a)	2,642,995	187,282,626
Intrexon Corp. (d)	723,368	19,017,345
OvaScience, Inc. (a)	1,012,559	9,052,277
PTC Therapeutics, Inc. (a)	41,411	1,082,484
Puma Biotechnology, Inc. (a)	64,691	6,736,921
Synageva BioPharma Corp. (a)	9,400	779,918
Versartis, Inc. (a)	9,000	270,450
		425,346,214
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	952,300	12,875,096
C.R. Bard, Inc.	12,600	1,864,548
Covidien PLC	4,500	331,470
DexCom, Inc. (a)	102,715	4,248,292
IDEXX Laboratories, Inc. (a)	8,313	1,009,198
Medtronic, Inc.	41,981	2,583,511
Stryker Corp.	3,427	279,198
		23,191,313
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	168,975	11,083,070
Cardinal Health, Inc.	138,350	9,681,733
Henry Schein, Inc. (a)	383,963	45,833,663
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	16,283	$ 2,533,960
UnitedHealth Group, Inc.	493,266	40,442,879
WellPoint, Inc.	23,600	2,349,380
		111,924,685
Health Care Technology - 0.8%
Castlight Health, Inc. Class B (a)	35,200	746,944
Cerner Corp. (a)	794,081	44,667,056
Medidata Solutions, Inc. (a)	13,901	755,380
		46,169,380
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	6,900	2,065,132
Illumina, Inc. (a)	22,495	3,344,107
Mettler-Toledo International, Inc. (a)	85,193	20,078,286
Thermo Fisher Scientific, Inc.	228,319	27,453,077
Waters Corp. (a)	40,166	4,354,396
		57,294,998
Pharmaceuticals - 4.7%
AbbVie, Inc.	1,362,491	70,032,037
Actavis PLC (a)	58,502	12,042,637
Astellas Pharma, Inc.	665,500	7,891,992
Bayer AG	63,100	8,534,759
Biodelivery Sciences International, Inc. (a)	1,847,366	15,591,769
Bristol-Myers Squibb Co.	457,132	23,748,007
Endo International PLC (a)	58,803	4,036,826
Forest Laboratories, Inc. (a)	75,750	6,989,453
Johnson & Johnson	1,008,526	99,067,509
Novo Nordisk A/S Series B	40,600	1,848,610
Ono Pharmaceutical Co. Ltd.	27,400	2,373,260
Perrigo Co. PLC	10,509	1,625,322
Salix Pharmaceuticals Ltd. (a)	1,200	124,332
Shire PLC	21,100	1,044,562
Valeant Pharmaceuticals International (Canada) (a)	173,900	22,878,350
		277,829,425
TOTAL HEALTH CARE		941,756,015
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	34,553	1,390,758
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	104,073	$ 9,653,811
Precision Castparts Corp.	147,691	37,330,377
The Boeing Co.	69,632	8,738,120
United Technologies Corp.	25,800	3,014,472
		60,127,538
Air Freight & Logistics - 0.3%
FedEx Corp.	43,200	5,726,592
XPO Logistics, Inc. (a)(d)	379,005	11,146,537
		16,873,129
Airlines - 0.4%
American Airlines Group, Inc. (a)	86,900	3,180,540
Delta Air Lines, Inc.	53,100	1,839,915
Ryanair Holdings PLC sponsored ADR (a)	11,100	652,791
Southwest Airlines Co.	324,300	7,656,723
United Continental Holdings, Inc. (a)	180,500	8,055,715
		21,385,684
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	107,800	4,536,224
Toto Ltd.	196,000	2,717,396
		7,253,620
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	273,625	17,375,188
Electrical Equipment - 0.6%
Generac Holdings, Inc.	598,327	35,283,343
Nidec Corp.	10,400	637,702
SolarCity Corp. (a)(d)	3,549	222,238
		36,143,283
Industrial Conglomerates - 1.5%
3M Co.	189,077	25,650,186
Danaher Corp.	806,920	60,519,000
		86,169,186
Machinery - 0.5%
Cummins, Inc.	8,200	1,221,718
Fanuc Corp.	6,800	1,199,380
Illinois Tool Works, Inc.	261,232	21,245,999
Kubota Corp.	128,000	1,695,257
Oshkosh Truck Corp.	10,400	612,248
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	36,908	$ 2,489,076
Xylem, Inc.	5,414	197,178
		28,660,856
Professional Services - 0.2%
Paylocity Holding Corp. (a)	6,700	161,135
Verisk Analytics, Inc. (a)	215,122	12,898,715
		13,059,850
Road & Rail - 2.0%
Canadian Pacific Railway Ltd. (d)	404,200	60,566,015
Union Pacific Corp.	296,980	55,731,267
		116,297,282
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	159,400	5,944,026
Noble Group Ltd.	659,000	620,808
W.W. Grainger, Inc.	32,414	8,189,721
		14,754,555
TOTAL INDUSTRIALS		418,100,171
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	67,100	7,154,873
QUALCOMM, Inc.	351,551	27,723,312
Ubiquiti Networks, Inc. (a)(d)	34,700	1,577,809
ViaSat, Inc. (a)	1,400	96,656
		36,552,650
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	352,265	32,285,087
Ingram Micro, Inc. Class A (a)	105,750	3,125,970
Keyence Corp.	1,400	577,416
Omron Corp.	13,600	561,314
Trimble Navigation Ltd. (a)	94,800	3,684,876
		40,234,663
Internet Software & Services - 14.4%
Akamai Technologies, Inc. (a)	115,200	6,705,792
Amber Road, Inc. (a)	6,500	100,100
Cvent, Inc.	15,491	560,000
Facebook, Inc. Class A (a)	5,909,994	356,018,037
Google, Inc. Class A (a)	294,161	327,845,376
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kakaku.com, Inc.	70,800	$ 1,151,705
LinkedIn Corp. (a)	246,878	45,657,617
Naver Corp.	9,559	6,947,754
Pandora Media, Inc. (a)	96,300	2,919,816
Qihoo 360 Technology Co. Ltd. ADR (a)	5,100	507,858
Shutterstock, Inc. (a)	26,400	1,916,904
Tencent Holdings Ltd.	64,200	4,465,403
Yahoo!, Inc. (a)	2,470,195	88,680,001
		843,476,363
IT Services - 4.9%
Accenture PLC Class A	1,481	118,065
Alliance Data Systems Corp. (a)	25,775	7,022,399
ASAC II LP (e)	1,788,160	24,923,195
CGI Group, Inc. Class A (sub. vtg.) (a)	125,000	3,859,114
Cognizant Technology Solutions Corp. Class A (a)	102,100	5,167,281
Computer Sciences Corp.	199,848	12,154,755
EPAM Systems, Inc. (a)	31,327	1,030,658
Fidelity National Information Services, Inc.	474,503	25,362,185
Global Payments, Inc.	42,600	3,029,286
MasterCard, Inc. Class A	1,640,110	122,516,217
Quindell PLC (d)	9,727,507	5,959,826
Visa, Inc. Class A	357,790	77,232,549
		288,375,530
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	17,700	641,448
Analog Devices, Inc.	11,300	600,482
ARM Holdings PLC sponsored ADR	8,190	417,444
Avago Technologies Ltd.	123,800	7,973,958
First Solar, Inc. (a)	34,500	2,407,755
Freescale Semiconductor, Inc. (a)	467,949	11,422,635
Integrated Device Technology, Inc. (a)	171,600	2,098,668
Linear Technology Corp.	38,628	1,880,797
Marvell Technology Group Ltd.	318,300	5,013,225
Microchip Technology, Inc. (d)	38,800	1,853,088
NXP Semiconductors NV (a)	72,402	4,257,962
Samsung Electronics Co. Ltd.	17,470	22,032,306
Semtech Corp. (a)	37,600	952,784
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	261,300	5,231,226
Xilinx, Inc.	107,000	5,806,890
		72,590,668
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.1%
Activision Blizzard, Inc.	27,500	$ 562,100
Adobe Systems, Inc. (a)	367,427	24,154,651
CommVault Systems, Inc. (a)	226,713	14,725,009
Concur Technologies, Inc. (a)(d)	211,678	20,970,939
Diligent Board Member Services, Inc. (a)(d)	427,239	1,538,734
FireEye, Inc. (d)	19,300	1,188,301
Microsoft Corp.	1,568,722	64,301,915
NetSuite, Inc. (a)	236,420	22,419,709
Oracle Corp.	43,600	1,783,676
salesforce.com, Inc. (a)	1,281,168	73,141,881
ServiceNow, Inc. (a)	871,738	52,234,541
Splunk, Inc. (a)	102,447	7,323,936
Tableau Software, Inc.	34,100	2,594,328
Ultimate Software Group, Inc. (a)	264,045	36,174,165
VMware, Inc. Class A (a)(d)	37,500	4,050,750
Workday, Inc. Class A (a)	289,560	26,474,471
Xero Ltd. (a)	45,115	1,540,673
		355,179,779
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	98,209	52,712,699
SanDisk Corp.	97,950	7,952,561
Xaar PLC	175,812	2,749,325
		63,414,585
TOTAL INFORMATION TECHNOLOGY		1,699,824,238
MATERIALS - 2.8%
Chemicals - 2.7%
Bloomage BioTechnology Corp. Ltd.	1,770,000	4,575,324
CF Industries Holdings, Inc.	18,700	4,873,968
Chemtura Corp. (a)	22,700	574,083
Ecolab, Inc.	509,207	54,989,264
Filtrona PLC	96,500	1,403,678
FMC Corp.	29,100	2,227,896
LyondellBasell Industries NV Class A	67,054	5,963,783
Methanex Corp.	9,000	575,902
Monsanto Co.	85,469	9,723,808
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	276,182	$ 53,430,170
Sherwin-Williams Co.	76,600	15,100,158
		153,438,034
Construction Materials - 0.0%
Eagle Materials, Inc.	11,200	992,992
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	8,439	890,905
Metals & Mining - 0.1%
B2Gold Corp. (a)	29,167	79,151
Dalradian Resources, Inc. (a)(d)	884,480	592,054
Franco-Nevada Corp.	48,406	2,224,355
Glencore Xstrata PLC	337,333	1,736,644
POSCO	2,209	616,470
Primero Mining Corp. (a)	105,800	766,583
Tahoe Resources, Inc. (a)	21,600	456,619
		6,471,876
Paper & Forest Products - 0.0%
International Paper Co.	10,600	486,328
TOTAL MATERIALS		162,280,135
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
KDDI Corp.	55,700	3,224,950
SoftBank Corp.	121,100	9,151,577
T-Mobile U.S., Inc. (a)	107,100	3,537,513
		15,914,040
TOTAL COMMON STOCKS (Cost $4,266,995,521)		5,656,974,046
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	1,007,372	4,654,059
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Dropbox, Inc. Series C (e)	394,740	$ 7,540,008
Pinterest, Inc. Series E, 8.00% (e)	518,803	7,538,571
		15,078,579
Software - 0.1%
Cloudera, Inc. Series F (e)	70,040	1,019,782
Mobileye NV Series F (e)	74,319	2,593,733
		3,613,515
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (e)	92,626	856,791
TOTAL INFORMATION TECHNOLOGY		19,548,885
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,988,190)		24,202,944
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.10% (b)	177,538,265	177,538,265
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	226,262,792	226,262,792
TOTAL MONEY MARKET FUNDS (Cost $403,801,057)		403,801,057
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $4,694,784,768)		6,084,978,047
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(223,614,405)
NET ASSETS - 100%		$ 5,861,363,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,126,139 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,654,059
Cloudera, Inc. Series F	2/5/14	$ 1,019,782
Dropbox, Inc. Series C	1/30/14	$ 7,540,008
Mobileye NV Series F	8/15/13	$ 2,593,733
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 7,538,571
Pure Storage, Inc. Series E	8/22/13	$ 642,037
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,266
Fidelity Securities Lending Cash Central Fund	172,119
Total	$ 195,385
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OvaScience, Inc.	$ 9,254,789	$ -	$ -	$ -	$ -
Total	$ 9,254,789	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,118,206,109	$ 1,113,552,050	$ -	$ 4,654,059
Consumer Staples	409,325,655	409,325,655	-	-
Energy	217,112,495	217,112,495	-	-
Financials	679,109,247	667,430,391	11,678,856	-
Health Care	941,756,015	938,862,843	2,893,172	-
Industrials	418,100,171	417,462,469	637,702	-
Information Technology	1,719,373,123	1,674,901,043	-	44,472,080
Materials	162,280,135	161,663,665	616,470	-
Telecommunication Services	15,914,040	15,914,040	-	-
Money Market Funds	403,801,057	403,801,057	-	-
Total Investments in Securities:	$ 6,084,978,047	$ 6,020,025,708	$ 15,826,200	$ 49,126,139
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $4,697,772,157. Net unrealized appreciation aggregated $1,387,205,890, of which $1,424,323,247 related to appreciated investment securities and $37,117,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014